Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Income Taxes (Details) [Line Items]
Taxable income	8.25%	8.25%
Profits		$ 2
Operating loss carry forward	$ 18,865,999
Increase in valuation allowance	$ 237,488		$ 331,290	$ 261,814
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Taxable income	16.50%	16.50%
Profits		$ 2
Gujia [Member]
Income Taxes (Details) [Line Items]
Enterprise income tax rate	25.00%	25.00%
Preferential income tax rate	5.00%	5.00%